RBC BlueBay Ultra-Short Fixed Income Fund Shareholder Fees - RBC BlueBay Ultra-Short Fixed Income Fund	Mar. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
Class I
Prospectus [Line Items]
Shareholder Fee, Other	$ 0